Life of Virginia Separate Account IV

                                      STATEMENT OF ASSETS
                                      & LIABILITIES
                                        (UNAUDITED)

                                       June 30, 1997



                                      A GE Capital Services Company

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


TABLE OF CONTENTS

For the six months ended June 30, 1997

-------------------------------------------------------------------------

                                                          PAGE


Financial Statements:

        Statement of Assets and Liabilities............... 1
        Statement of Operations........................... 7
        Statement of Changes in Net Assets............... 13

Notes to Financial Statements............................ 19


-------------------------------------------------------------------------

  LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 Statement of Assets and Liabilities
 As of June 30, 1997


-----------------------------------------------------------------------------------------------------------------------------------
                           GE Investments Funds, Inc.
                                                                    ---------------------------------------------------------------
                                                                         S&P 500       Government           Money           Total
                                                                           Index       Securities          Market          Return
 Assets                                                                     Fund             Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Investment in GE Investments Funds, Inc., at fair value (note 2):
       S&P 500 Index Fund (5,544,936 shares;
          cost - $98,198,880)                                          $99,143,460            --              --              --
       Government Securities Fund (1,184,148 shares;
          cost - $12,027,641)                                                 --        11,450,707            --              --
       Money Market Fund (111,914,248 shares;
          cost - $167,711,572)                                                --              --       111,914,248            --
       Total Return Portolio (2,714,698 shares;
          cost - $38,938,968)                                                 --              --              --        38,141,509
       International Equity Fund (1,886,951 shares;
       cost - $21,020,382)                                                    --              --              --        24,020,886
       Real Estate Securities Fund
          (2,529,043 shares; cost - $32,431,967)                              --              --              --              --
       Global Income Fund
          (506,628 shares; cost - $5,067,357)                                 --              --              --              --
       Value Equity Fund (369,896 shares; cost $3,781,813)                    --              --              --              --
 Receivable from affiliate (note 3)                                         88,130            --              --            26,008
 Receivable for units sold                                                 258,285          44,159       4,924,211          31,405
-----------------------------------------------------------------------------------------------------------------------------------

 Total assets                                                          $99,489,875      11,494,866     116,838,459      38,198,922
-----------------------------------------------------------------------------------------------------------------------------------

 Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                             71,983           8,058         422,157          18,692
 Payable for units withdrawn                                                 2,554           1,000            --              --
-----------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                          74,537           9,058         422,157          18,692
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets                                                            $99,415,338      11,485,808     116,416,302      38,180,230
-----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
   For variable deferred annuity policies                              $99,415,338      11,485,808     116,416,302      38,180,230
   Attributable to The Life Insurance Company of Virginia                     --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets                                                            $99,415,338      11,485,808     116,416,302      38,180,230
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                        774,719         381,048       2,888,040         646,339
-----------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                     $     36.12           17.03           14.48           27.25
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                     2,023,540         299,899       5,272,111         772,609
-----------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type II                                    $     35.30           16.66           14.15           26.63
-----------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                                                        GE Investments Funds, Inc.
                                                                    --------------------------------------------------------------
                                                                     International    Real Estate           Global          Value
                                                                            Equity     Securities           Income         Equity
 Assets                                                                       Fund           Fund             Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
 Investment in GE Investments Funds, Inc., at fair value (note 2):
       S&P 500 Index Fund (5,544,936 shares;
          cost - $98,198,880)                                                 --              --              --              --
       Government Securities Fund (1,184,148 shares;
          cost - $12,027,641)                                                 --              --              --              --
       Money Market Fund (111,914,248 shares;
          cost - $167,711,572)                                                --              --              --              --
       Total Return Portolio (2,714,698 shares;
          cost - $38,938,968)                                                 --              --              --              --
       International Equity Fund (1,886,951 shares;
       cost - $21,020,382)                                              24,020,886            --              --              --
       Real Estate Securities Fund
          (2,529,043 shares; cost - $32,431,967)                              --        38,744,938            --              --
       Global Income Fund
          (506,628 shares; cost - $5,067,357)                                 --              --         5,162,537            --
       Value Equity Fund (369,896 shares; cost $3,781,813)                    --              --              --         4,235,306
 Receivable from affiliate (note 3)                                          2,321          21,224              29             360
 Receivable for units sold                                                  31,457          67,238            --            25,991
----------------------------------------------------------------------------------------------------------------------------------

 Total assets                                                           24,054,664      38,833,400       5,162,566       4,261,657
----------------------------------------------------------------------------------------------------------------------------------

 Liabilities
----------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                              5,558           9,533              26             328
 Payable for units withdrawn                                                    59             907            --              --
----------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                           5,617          10,440              26             328
----------------------------------------------------------------------------------------------------------------------------------

 Net assets                                                             24,049,047      38,822,960       5,162,540       4,261,329
----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
   For variable deferred annuity policies                               10,262,714      21,515,390          67,540         826,329
   Attributable to The Life Insurance Company of Virginia               13,786,333      17,307,570       5,095,000       3,435,000
----------------------------------------------------------------------------------------------------------------------------------

 Net assets                                                             24,049,047      38,822,960       5,162,540       4,261,329
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                      1,203,346       1,309,806         502,815         335,040
----------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                           13.44           16.87           10.17           11.43
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                       586,054         996,301           4,762          37,859
----------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type II                                          13.43           16.79           10.17           11.42
----------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 As of June 30, 1997

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Oppenheimer Variable Account Funds
                                                                              -----------------------------------------------------
                                                                                                                     Capital
                                                                                      Money            Bond     Appreciation
 Assets                                                                                Fund            Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Investment in Oppenheimer Variable Account Funds, at fair value (note 2):
       Money Fund (2,359,109 shares; cost - $2,359,109)                        $  2,359,109                              --
       Bond Fund (2,914,562 shares; cost - $33,465,608)                                --         33,663,197             --
       Capital Appreciation Fund
          (4,812,824 shares; cost - $161,168,883)                                      --               --        187,892,648
       Growth Fund (3,477,959 shares; cost - $85,556,719)                              --               --               --
       High Income Fund (9,714,145 shares;
          cost - $105,953,448)                                                         --               --               --
       Multiple Strategies Fund  (3,896,944 shares;
          cost - $55,105,069)                                                          --               --               --
 Receivable from affiliate (note 3)                                                  34,189            4,453           28,199
 Receivable for units sold                                                             --             92,356          144,211
  ---------------------------------------------------------------------------------------------------------------------------------

 Total assets                                                                  $  2,393,298       33,760,006      188,065,058
  ---------------------------------------------------------------------------------------------------------------------------------

 Liabilities
  ---------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                                       4,040           24,452          507,211
 Payable for units withdrawn                                                         19,154             --             28,664
  ---------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                                   23,194           24,452          535,875
  ---------------------------------------------------------------------------------------------------------------------------------

 Net assets for variable deferred annuity policies                             $  2,370,104       33,735,554      187,529,183
  ---------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                 138,666          897,249        2,671,103
  ---------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                             $      15.09            19.82            35.01
  ---------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                                 18,796          823,588        2,747,977
  ---------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type II                                            $      14.75            19.37            34.21
  ---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                           Oppenheimer Variable Account Funds
                                                                                     --------------------------------------------
                                                                                                          High         Multiple
                                                                                       Growth           Income       Strategies
 Assets                                                                                  Fund             Fund             Fund
--------------------------------------------------------------------------------------------------------------------------------
 Investment in Oppenheimer Variable Account Funds, at fair value (note 2):
       Money Fund (2,359,109 shares; cost - $2,359,109)                                     --               --
       Bond Fund (2,914,562 shares; cost - $33,465,608)                                     --               --               --
       Capital Appreciation Fund
          (4,812,824 shares; cost - $161,168,883)                                           --               --
       Growth Fund (3,477,959 shares; cost - $85,556,719)                            102,251,987             --               --
       High Income Fund (9,714,145 shares;
          cost - $105,953,448)                                                              --        108,215,571             --
       Multiple Strategies Fund  (3,896,944 shares;
          cost - $55,105,069)                                                               --               --         62,857,712
 Receivable from affiliate (note 3)                                                         --             66,914             --
 Receivable for units sold                                                               193,010             --             75,105
  --------------------------------------------------------------------------------------------------------------------------------

 Total assets                                                                        102,444,997      108,282,485       62,932,817
  --------------------------------------------------------------------------------------------------------------------------------

 Liabilities
  --------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                                           72,063           46,474           95,247
 Payable for units withdrawn                                                                --          4,442,031           14,887
  --------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                                        72,063        4,488,505          110,134
  --------------------------------------------------------------------------------------------------------------------------------

 Net assets for variable deferred annuity policies                                   102,372,934      103,793,980       62,822,683
  --------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                    1,252,042        1,379,426        1,586,116
  --------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                                         34.30            29.40            24.76
  --------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                                   1,773,360        2,200,617          973,703
  --------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type II                                                        33.52            28.74            24.19
  --------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 As of June 30, 1997

-----------------------------------------------------------------------------------------------------------------------------
                                                                                     Variable Insurance Products Fund
                                                                          ---------------------------------------------------
                                                                                   Money            High          Equity
                                                                                  Market          Income          Income
 Assets                                                                        Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------
 Investment in Variable Insurance Products Fund, at fair value (note 2):
       Money Market Portfolio (18,639,613 shares;
          cost - $18,639,613)                                                $18,639,613            --              --
       High Income Portfolio (1,918,521 shares;
          cost - $21,410,942)                                                       --        23,847,222            --
       Equity-Income Portfolio (23,418,502 shares;
          cost - $428,837,943)                                                      --              --       516,612,148
       Growth Portfolio (8,226,686 shares;
          cost - $220,391,679)                                                      --              --              --
       Overseas Portfolio (6,000,793 shares;
          cost - $99,709,071)                                                       --              --              --
 Accrued investment income                                                        86,340            --              --
 Receivable from affiliate (note 3)                                                 --               447         104,775
 Receivable for units sold                                                          --              --           821,956
-----------------------------------------------------------------------------------------------------------------------------

 Total assets                                                                $18,725,953      23,847,669     517,538,879
-----------------------------------------------------------------------------------------------------------------------------

 Liabilities
-----------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                                  134,093          11,096         239,378
 Payable for units withdrawn                                                      11,438           2,322            --
-----------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                               145,531          13,418         239,378
-----------------------------------------------------------------------------------------------------------------------------

 Net assets for variable deferred annuity policies                           $18,580,422      23,834,251     517,299,501
-----------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                              994,023         653,936       7,341,667
-----------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                            $     15.13           25.82           31.14
-----------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                             239,740         275,576       8,650,523
-----------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                           $     14.78           25.23           33.37
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                            Variable Insurance Products Fund
                                                                          ------------------------------------

                                                                                   Growth        Overseas
 Assets                                                                         Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------
 Investment in Variable Insurance Products Fund, at fair value (note 2):
       Money Market Portfolio (18,639,613 shares;
          cost - $18,639,613)                                                          --              --
       High Income Portfolio (1,918,521 shares;
          cost - $21,410,942)                                                          --              --
       Equity-Income Portfolio (23,418,502 shares;
          cost - $428,837,943)                                                         --              --
       Growth Portfolio (8,226,686 shares;
          cost - $220,391,679)                                                  281,352,676            --
       Overseas Portfolio (6,000,793 shares;
          cost - $99,709,071)                                                          --       120,255,895
 Accrued investment income                                                             --              --
 Receivable from affiliate (note 3)                                                 108,702            --
 Receivable for units sold                                                           94,898          85,599
-----------------------------------------------------------------------------------------------------------

 Total assets                                                                   281,556,276     120,341,494
-----------------------------------------------------------------------------------------------------------

 Liabilities
-----------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                                     220,922         161,958
 Payable for units withdrawn                                                         33,429          26,191
-----------------------------------------------------------------------------------------------------------

 Total liabilities                                                                  254,351         188,149
-----------------------------------------------------------------------------------------------------------

 Net assets for variable deferred annuity policies                              281,301,925     120,153,345
-----------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                               4,499,438       3,732,276
-----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                     36.53           22.22
-----------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                              3,275,651       1,715,456
-----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                    35.70           21.71
-----------------------------------------------------------------------------------------------------------


 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 As of June 30, 1997

----------------------------------------------------------------------------------------------------------------------------------



                                                                         Variable Insurance              Variable Insurance
                                                                          Products Fund II                Product Fund III
                                                                  -----------------------------   --------------------------------
                                                                       Asset                           Growth &            Growth
                                                                     Manager        Contrafund           Income     Opportunities
 Assets                                                            Portfolio         Portfolio        Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------------------------
 Investment in Variable Insurance Products Fund II,
   at fair value (note 2):
       Asset Manager Portfolio (27,925,375 shares;
          cost - $405,175,838)                                    $463,561,224             --               --               --
       Contrafund Portfolio (10,646,616 shares;
          cost - $158,779,340)                                            --        190,893,832             --               --
 Investment in Variable Insurance Products
    Fund III, at fair value (note 2):
       Growth & Income Portfolio (188,849 shares;
          cost - $2,112,854)                                              --               --          2,169,872             --
       Growth Opportunities Portfolio
          (169,417 shares;  cost - $2,818,534)                            --               --               --          2,900,422
 Investment in Advisers Management Trust,
    at fair value (note 2):
       Balanced Portfolio (1,850,845 shares;
          cost - $27,207,968)                                             --               --               --         30,687,005
       Bond Portfolio (620,712 shares; cost - $8,674,903)                 --               --               --               --
       Growth Portfolio (419,628 shares; cost - $9,983,418)               --               --               --               --
 Receivable from affiliate (note 3)                                      2,842          116,062            1,211            2,699
 Receivable for units sold                                              57,820          222,843           53,682          119,485
    ------------------------------------------------------------------------------------------------------------------------------

 Total assets                                                     $463,621,886      191,232,737        2,224,765        3,022,606
    ------------------------------------------------------------------------------------------------------------------------------

 Liabilities
    ------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                      1,004,407           83,228            1,270            1,560
 Payable for units withdrawn                                           182,552            7,282             --               --
    ------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                   1,186,959           90,510            1,270            1,560
    ------------------------------------------------------------------------------------------------------------------------------

 Net assets                                                       $462,434,927      191,142,227        2,223,495        3,021,046
    ------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
   For variable deferred annuity policies                         $462,434,927      191,142,227        2,223,495        3,021,046
   Attributable to The Life Insurance Company of Virginia                 --               --               --               --
    ------------------------------------------------------------------------------------------------------------------------------

 Net assets                                                       $462,434,927      191,142,227        2,223,495        3,021,046
    ------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                 17,924,444        3,217,148           42,373          109,978
    ------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                 $      22.74            18.52            11.13            10.99
    ------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                 2,457,747        7,149,219          157,729          165,012
    ------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                $      22.30            18.40            11.11            10.98
    ------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisers Management Trust
                                                                    ----------------------------------------------
                                                                      Balanced             Bond           Growth
 Assets                                                              Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------
 Investment in Variable Insurance Products Fund II,
   at fair value (note 2):
       Asset Manager Portfolio (27,925,375 shares;
          cost - $405,175,838)                                             --               --               --
       Contrafund Portfolio (10,646,616 shares;
          cost - $158,779,340)                                             --               --
 Investment in Variable Insurance Products
    Fund III, at fair value (note 2):
       Growth & Income Portfolio (188,849 shares;
          cost - $2,112,854)                                               --               --               --
       Growth Opportunities Portfolio
          (169,417 shares;  cost - $2,818,534)                             --               --               --
 Investment in Advisers Management Trust,
    at fair value (note 2):
       Balanced Portfolio (1,850,845 shares;
          cost - $27,207,968)                                        30,687,005             --               --
       Bond Portfolio (620,712 shares; cost - $8,674,903)                  --          8,454,091
       Growth Portfolio (419,628 shares; cost - $9,983,418)                --                          11,640,477
 Receivable from affiliate (note 3)                                       1,994             --              5,184
 Receivable for units sold                                                 --               --                 18
    -------------------------------------------------------------------------------------------------------------

 Total assets                                                        30,688,999        8,454,091       11,645,679
    -------------------------------------------------------------------------------------------------------------

 Liabilities
    -------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                          37,262           57,561           12,408
 Payable for units withdrawn                                              4,680           11,084            4,471
    -------------------------------------------------------------------------------------------------------------

 Total liabilities                                                       41,942           68,645           16,879
    -------------------------------------------------------------------------------------------------------------

 Net assets                                                          30,647,057        8,385,446       11,628,800
    -------------------------------------------------------------------------------------------------------------

Analysis of net assets:
   For variable deferred annuity policies                            30,044,558        8,385,446       11,628,800
   Attributable to The Life Insurance Company of Virginia               602,499             --               --
    -------------------------------------------------------------------------------------------------------------

 Net assets                                                          30,647,057        8,385,446       11,628,800
    -------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                   1,544,405          472,262          501,694
    -------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                         18.32            12.53            17.87
    -------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                    131,273          199,330          151,076
    -------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                        17.96            12.37            17.64
    -------------------------------------------------------------------------------------------------------------


 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 As of June 30, 1997

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Federated Investors Insurance Series          Alger American Fund
                                                           -------------------------------------------  ---------------------------
                                                            American             High                        Small
                                                             Leaders      Income Bond         Utility          Cap        Growth
 Assets                                                      Fund II          Fund II         Fund II    Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
 Investments in Federated Investors Insurance Series,
   at fair value (note 2):
       American Leaders Fund II  (884,490 shares;
         cost - $14,121,047)                              $15,478,577            --              --            --            --
       High Income Bond Fund II  (1,844,405 shares;
         cost - $18,620,132)                                     --        19,089,593            --            --            --
       Utility Fund II (1,975,994 shares;                        --              --        24,443,047          --            --
         cost - $21,706,006)
 Investment in Alger American,
    at fair value (note 2):
       Small Cap Portfolio (1,413,240 shares;
         cost - $56,794,215)                                     --              --              --      55,865,365          --
       Growth Portfolio (1,503,018 shares;
         cost - $50,899,028)                                     --              --              --            --      59,414,308
 Investment in PBHG Insurance Series
    Fund Inc., at fair value (note 2):
       PBHG Large Cap Portfolio
         (46,789 shares;  cost - $491,605)                       --              --              --            --            --
       PBHG Growth II Portfolio
         (118,647 shares;  cost - $1,208,397)                    --              --              --            --            --
 Receivable from affiliate (note 3)                             6,372              90          15,714        17,448        20,805
 Receivable for units sold                                    100,892         166,404          26,267        97,016        60,415
-----------------------------------------------------------------------------------------------------------------------------------

 Total assets                                             $15,585,841      19,256,087      24,485,028    55,979,829    59,495,528
-----------------------------------------------------------------------------------------------------------------------------------

 Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                 6,714          25,325          11,185        37,922        60,001
 Payable for units withdrawn                                   98,127            --              --           2,610       101,852
-----------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                            104,841          25,325          11,185        40,532       161,853
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets for variable deferred annuity policies        $15,481,000      19,230,762      24,473,843    55,939,297    59,333,675
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                           199,458         283,191         480,101     1,278,786     1,118,710
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                         $     12.98           14.17           14.61          9.67         12.48
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                          996,047       1,081,054       1,202,880     4,527,376     3,652,837
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                        $     12.94           14.08           14.52          9.63         12.42
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                              PBHG Insurance Series Fund
                                                             -----------------------------
                                                                    PBHG            PBHG
                                                               Large Cap       Growth II
 Assets                                                        Portfolio       Portfolio
------------------------------------------------------------------------------------------
 Investments in Federated Investors Insurance Series,
   at fair value (note 2):
       American Leaders Fund II  (884,490 shares;
         cost - $14,121,047)                                       --              --
       High Income Bond Fund II  (1,844,405 shares;
         cost - $18,620,132)                                       --              --
       Utility Fund II (1,975,994 shares;                          --              --
         cost - $21,706,006)
 Investment in Alger American,
    at fair value (note 2):
       Small Cap Portfolio (1,413,240 shares;
         cost - $56,794,215)                                       --
       Growth Portfolio (1,503,018 shares;
         cost - $50,899,028)                                       --
 Investment in PBHG Insurance Series
    Fund Inc., at fair value (note 2):
       PBHG Large Cap Portfolio
         (46,789 shares;  cost - $491,605)                      504,383            --
       PBHG Growth II Portfolio
         (118,647 shares;  cost - $1,208,397)                      --         1,239,862
 Receivable from affiliate (note 3)                                 222             318
 Receivable for units sold                                       18,967          44,885
---------------------------------------------------------------------------------------

 Total assets                                                   523,572       1,285,065
---------------------------------------------------------------------------------------

 Liabilities
---------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                     213             667
 Payable for units withdrawn                                       --              --
---------------------------------------------------------------------------------------

 Total liabilities                                                  213             667
---------------------------------------------------------------------------------------

 Net assets for variable deferred annuity policies              523,359       1,284,398
---------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                               4,961          35,265
---------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                 10.76           10.43
---------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                             43,699          87,913
---------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                10.76           10.43
---------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 As of June 30, 1997

----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Janus Aspen Series
                                                              -------------------------------------------------------------------
                                                                Aggressive                      Worldwide
                                                                    Growth          Growth         Growth         Balanced
                                                                 Portfolio       Portfolio      Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Investment in Janus Aspen Series, at fair value (note 2):
       Aggressive Growth Portfolio
          (4,868,777 shares;  cost - $79,773,263)              $91,143,506            --              --              --
       Growth Portfolio (11,442,966 shares;
         shares; cost - $159,567,917)                                 --       195,674,715            --              --
       Worldwide Growth Portfolio
         (12,717,192 shares; cost - $230,066,431)                     --              --       290,206,327            --
       Balanced Portfolio (1,936,869 shares;
         cost - $28,541,060)                                          --              --              --        31,396,650
       Flexible Income Portfolio
         (773,493 shares; cost - $8,724,863)                          --              --              --              --
       International Growth Portfolio
         (2,236,360 shares; cost - $37,064,321)                       --              --              --              --
       Capital Appreciation Portfolio
         (35,422 shares; cost - $400,976)                             --              --              --              --
 Receivable from affiliate (note 3)                                 31,009          32,097          80,861          17,458
 Receivable for units sold                                          55,484         268,116         681,812          62,416
---------------------------------------------------------------------------------------------------------------------------------

 Total assets                                                  $91,229,999     195,974,928     290,969,000      31,476,524
---------------------------------------------------------------------------------------------------------------------------------

 Liabilities
---------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                     39,636         179,129         140,017          13,568
 Payable for units withdrawn                                        27,481            --           168,806          14,952
---------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                  67,117         179,129         308,823          28,520
---------------------------------------------------------------------------------------------------------------------------------

Net assets for variable deferred annuity policies              $91,162,882     195,795,799     290,660,177      31,448,004
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                              1,871,129       4,698,310       4,891,961         537,421
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                              $     18.56           17.78           22.62           13.63
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                             3,068,968       6,375,674       8,033,742       1,777,497
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                             $     18.39           17.61           22.41           13.57
---------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                Janus Aspen Series
                                                              ---------------------------------------------------
                                                                Flexible     International          Capital
                                                                  Income            Growth     Appreciation
                                                               Portfolio         Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------
 Investment in Janus Aspen Series, at fair value (note 2):
       Aggressive Growth Portfolio
          (4,868,777 shares;  cost - $79,773,263)                   --              --              --
       Growth Portfolio (11,442,966 shares;
         shares; cost - $159,567,917)                               --              --              --
       Worldwide Growth Portfolio
         (12,717,192 shares; cost - $230,066,431)                   --              --              --
       Balanced Portfolio (1,936,869 shares;
         cost - $28,541,060)                                        --              --              --
       Flexible Income Portfolio
         (773,493 shares; cost - $8,724,863)                   8,724,997            --              --
       International Growth Portfolio
         (2,236,360 shares; cost - $37,064,321)                     --        41,305,563            --
       Capital Appreciation Portfolio
         (35,422 shares; cost - $400,976)                           --              --           416,205
 Receivable from affiliate (note 3)                                1,626           8,463               1
 Receivable for units sold                                        16,488          58,327            --
--------------------------------------------------------------------------------------------------------

 Total assets                                                  8,743,111      41,372,353         416,206
--------------------------------------------------------------------------------------------------------

 Liabilities
--------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                    3,984          20,197           2,751
 Payable for units withdrawn                                        --              --                83
--------------------------------------------------------------------------------------------------------

 Total liabilities                                                 3,984          20,197           2,834
--------------------------------------------------------------------------------------------------------

Net assets for variable deferred annuity policies              8,739,127      41,352,156         413,372
--------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                              167,645         949,284          24,587
--------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                  11.76           13.75           11.73
--------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                             578,352       2,064,810          10,664
--------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                 11.70           13.71           11.72
--------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 Statement of Operations


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          GE Investments Funds, Inc.
                                                                  -----------------------------------------------------------------
                                                                      S&P 500       Government            Money          Total
                                                                        Index       Securities           Market         Return
                                                                         Fund             Fund             Fund           Fund
                                                                  -----------------------------------------------------------------
                                                                     Six Months      Six Months      Six Months      Six Months
                                                                   Ended 6/30/97   Ended 6/30/97   Ended 6/30/97    Ended 6/30/97
-----------------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                           $       --              --       106,695,336             --
      Expenses - Mortality and expense risk charges (note 3)           497,008          73,358          681,585          226,545
-----------------------------------------------------------------------------------------------------------------------------------

 Net investment income                                                (497,008)        (73,358)     106,013,751         (226,545)
-----------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                   (1,767,956)       (293,781)     (52,069,388)        (500,306)
         Unrealized appreciation (depreciation) on investments      14,892,238         410,124      (51,958,819)       4,073,192
-----------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments             13,124,282         116,343     (104,028,207)       3,572,886
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                $ 12,627,274          42,985        1,985,544        3,346,341
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       GE Investments Funds, Inc.
                                                                  ------------------------------------------------------------------
                                                                  International     Real Estate          Global             Value
                                                                         Equity      Securities          Income            Equity
                                                                           Fund            Fund            Fund              Fund
                                                                  ------------------------------------------------------------------
                                                                      Six Months      Six Months       Period from      Period from
                                                                    Ended 6/30/97   Ended 6/30/97      5/1-6/30/97      5/1-6/30/97
------------------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                                     --              --              --                --
      Expenses - Mortality and expense risk charges (note 3)               45,683         107,019              48               840
-----------------------------------------------------------------------------------------------------------------------------------

 Net investment income                                                    (45,683)       (107,019)            (48)             (840)
-----------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                         258,923       1,452,067              30            15,442
         Unrealized appreciation (depreciation) on investments          2,985,743       1,203,706          95,180           453,493
-----------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments                 3,244,666       2,655,773          95,210           468,935
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                      3,198,983       2,548,754          95,162           468,095
-----------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Oppenheimer Variable Account Funds
                                                                  ----------------------------------------------------------------
                                                                                                          Capital
                                                                            Money            Bond    Appreciation         Growth
                                                                             Fund            Fund            Fund           Fund
                                                                  -----------------------------------------------------------------
                                                                       Six Months      Six Months      Six Months     Six Months
                                                                    Ended 6/30/97   Ended 6/30/97   Ended 6/30/97  Ended 6/30/97
-----------------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                              $   64,659      1,152,306       8,221,818      4,911,400
      Expenses - Mortality and expense risk charges (note 3)              15,018        203,541       1,042,687        537,144
-----------------------------------------------------------------------------------------------------------------------------------

 Net investment income                                                    49,641        948,765       7,179,131      4,374,256
-----------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized (loss) gain on investments:
      Net realized gain                                                     --           37,697       2,019,150      1,866,878
      Unrealized appreciation (depreciation) on investments                 --         (247,016)      1,654,178      5,021,556
-----------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized (loss) gain on investments                     --         (209,319)      3,673,328      6,888,434
-----------------------------------------------------------------------------------------------------------------------------------

 Increase in net assets from operations                               $   49,641        739,446      10,852,459     11,262,690
-----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------------------------------------------------------------------------------
                                                                  Oppenheimer Variable Account Funds
                                                                  ----------------------------------
                                                                            High        Multiple
                                                                          Income      Strategies
                                                                            Fund            Fund
                                                                  -------------------------------
                                                                       Six Months      Six Months
                                                                    Ended 6/30/97   Ended 6/30/97
-------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                              4,487,813       3,200,547
      Expenses - Mortality and expense risk charges (note 3)            618,582         358,918
-----------------------------------------------------------------------------------------------

 Net investment income                                                3,869,231       2,841,629
-----------------------------------------------------------------------------------------------

 Net realized and unrealized (loss) gain on investments:
      Net realized gain                                                 542,257         578,285
      Unrealized appreciation (depreciation) on investments            (404,527)      1,435,986
-----------------------------------------------------------------------------------------------

 Net realized and unrealized (loss) gain on investments                 137,730       2,014,271
-----------------------------------------------------------------------------------------------

 Increase in net assets from operations                               4,006,961       4,855,900
-----------------------------------------------------------------------------------------------


 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

---------------------------------------------------------------------------------------------------------------
                                                                         Variable Insurance Products Fund
                                                                  ---------------------------------------------
                                                                      Money            High          Equity
                                                                     Market          Income          Income
                                                                  Portfolio       Portfolio       Portfolio
                                                                  -------------------------------------------
                                                                 Six Months      Six Months      Six Months
                                                              Ended 6/30/97   Ended 6/30/97   Ended 6/30/97
-------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                          $  533,649      1,930,318      42,510,439
      Expenses - Mortality and expense risk charges (note 3)         120,794        146,041       2,886,874
-------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                     412,855      1,784,277      39,623,565
-------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                       --          227,338       6,549,906
         Unrealized appreciation (depreciation) on investments          --         (378,329)     21,218,206
-------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments                 --         (150,991)     27,768,112
-------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                $  412,855      1,633,286      67,391,677
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                Variable Insurance Products Fund
                                                               ----------------------------------
                                                                       Growth       Overseas
                                                                    Portfolio      Portfolio
                                                               ------------------------------
                                                                    Six Months     Six Months
                                                                 Ended 6/30/97  Ended 6/30/97
---------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                             9,229,913      9,303,257
      Expenses - Mortality and expense risk charges (note 3)         1,625,741        675,605
---------------------------------------------------------------------------------------------

 Net investment income (expense)                                     7,604,172      8,627,652
---------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                    6,082,723      2,650,352
         Unrealized appreciation (depreciation) on investments      19,054,444      5,462,412
---------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments             25,137,167      8,112,764
---------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                  32,741,339     16,740,416
---------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Variable Insurance                   Variable Insurance
                                                                        Products Fund II                     Product Fund III
                                                                --------------------------------      ------------------------------
                                                                       Asset                              Growth &            Growth
                                                                     Manager         Contrafund             Income     Opportunities
                                                                   Portfolio          Portfolio          Portfolio         Portfolio
                                                               ---------------------------------------------------------------------
                                                                  Six Months         Six Months        Period from       Period from
                                                               Ended 6/30/97      Ended 6/30/97        5/1-6/30/97       5/1-6/30/97
------------------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                        $ 52,909,448         4,672,962             --                 --
      Expenses - Mortality and expense risk charges (note 3)       2,609,802         1,080,369            2,107             3,085
------------------------------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                  50,299,646         3,592,593           (2,107)           (3,085)
------------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss)                                     3,390,487         3,581,126           12,071             6,700
      Unrealized appreciation (depreciation) on investments       (8,707,492)       10,619,859           57,018            81,888
------------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments           (5,317,005)       14,200,985           69,089            88,588
------------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations              $ 44,982,641        17,793,578           66,982            85,503
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                             Advisers Management Trust
                                                                  -------------------------------------------------
                                                                       Balanced              Bond            Growth
                                                                      Portfolio         Portfolio         Portfolio
                                                                     -----------------------------------------------
                                                                     Six Months        Six Months        Six Months
                                                                  Ended 6/30/97     Ended 6/30/97     Ended 6/30/97
-------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                              1,992,971          550,544           903,849
      Expenses - Mortality and expense risk charges (note 3)            175,452           55,882            66,292
------------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                      1,817,519          494,662           837,557
------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss)                                          327,472          (39,725)           78,834
      Unrealized appreciation (depreciation) on investments             977,202         (244,337)          776,817
------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments               1,304,674         (284,062)          855,651
------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                    3,122,193          210,600         1,693,208
------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------
                                                                        Federated Investors Insurance Series
                                                                  ------------------------------------------------
                                                                     American           High
                                                                      Leaders    Income Bond         Utility
                                                                      Fund II        Fund II         Fund II
                                                                  ------------------------------------------------
                                                                   Six Months     Six Months      Six Months
                                                                Ended 6/30/97  Ended 6/30/97   Ended 6/30/97
------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                          $  228,362        765,711        901,822
      Expenses - Mortality and expense risk charges (note 3)          57,728        106,425        151,185
-------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                     170,634        659,286        750,637
-------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                     88,581        310,804        379,715
         Unrealized appreciation (depreciation) on investments     1,195,484         19,058        709,492
-------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments            1,284,065        329,862      1,089,207
-------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                $1,454,699        989,148      1,839,844
-------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                                        Alger American Fund       PBHG Insurance Series Fund
                                                                  -----------------------------------------------------------
                                                                         Small                            PBHG          PBHG
                                                                           Cap          Growth       Large Cap     Growth II
                                                                     Portfolio       Portfolio       Portfolio     Portfolio
                                                                  -----------------------------------------------------------
                                                                    Six Months      Six Months     Period from   Period from
                                                                 Ended 6/30/97   Ended 6/30/97     5/1-6/30/97   5/1-6/30/97
-----------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                           2,044,748         528,437           --              --
      Expenses - Mortality and expense risk charges (note 3)         327,109         339,045            447           1,213
---------------------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                   1,717,639         189,392           (447)         (1,213)
---------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                   (554,211)      1,062,209            347           1,607
         Unrealized appreciation (depreciation) on investments      (822,865)      6,263,687         12,778          31,464
---------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments           (1,377,076)      7,325,896         13,125          33,071
---------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                   340,563       7,515,288         12,678          31,858
---------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           Janus Aspen Series
                                                                  ---------------------------------------------------------------
                                                                    Aggressive                       Worldwide
                                                                        Growth         Growth           Growth        Balanced
                                                                     Portfolio      Portfolio        Portfolio       Portfolio
                                                                  ---------------------------------------------------------------
                                                                    Six Months      Six Months      Six Months      Six Months
                                                                 Ended 6/30/97   Ended 6/30/97   Ended 6/30/97   Ended 6/30/97
---------------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                          $       --         5,225,744       3,758,737         716,859
      Expenses - Mortality and expense risk charges (note 3)          534,353        1,104,368       1,483,516         158,918
---------------------------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                     (534,353)       4,121,376       2,275,221         557,941
---------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                   1,245,821        3,930,706       4,597,923         269,927
         Unrealized appreciation (depreciation) on investments      1,548,572       12,648,628      32,651,265       1,897,060
---------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments             2,794,393       16,579,334      37,249,188       2,166,987
---------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                $ 2,260,040       20,700,710      39,524,409       2,724,928
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                   Janus Aspen Series
                                                                 ---------------------------------------------------
                                                                     Flexible     International           Capital
                                                                       Income            Growth      Appreciation
                                                                    Portfolio         Portfolio         Portfolio
                                                                 -------------------------------------------------
                                                                   Six Months        Six Months       Period from
                                                                Ended 6/30/97     Ended 6/30/97       5/2-6/30/97
------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                              333,313          286,313             --
      Expenses - Mortality and expense risk charges (note 3)           44,073          173,755             750
------------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                      289,240          112,558            (750)
------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                      34,643          850,200          10,347
         Unrealized appreciation (depreciation) on investments        (66,524)       3,654,626          15,228
------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments               (31,881)       4,504,826          25,575
------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                    257,359        4,617,384          24,825
------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 Statement of Changes in Net Assets


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         GE Investments Funds, Inc.
                                                                -------------------------------------------------------------------
                                                                          S&P 500      Government           Money           Total
                                                                            Index      Securities          Market          Return
                                                                             Fund            Fund            Fund            Fund
                                                                --------------------------------------------------------------------
                                                                       Six Months      Six Months      Six Months      Six Months
                                                                    Ended 6/30/97   Ended 6/30/97   Ended 6/30/97   Ended 6/30/97
------------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income                                           $   (497,008)      (73,358)      106,013,751        (226,545)
      Net realized gain (loss)                                          (1,767,956)     (293,781)      (52,069,388)       (500,306)
      Unrealized appreciation (depreciation) on investments             14,892,238       410,124       (51,958,819)      4,073,192
------------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                      12,627,274        42,985         1,985,544       3,346,341
------------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                      16,761,843       597,671        61,165,280       2,691,908
      Loan interest                                                           --            --                --              --
      Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                   (245,909)      (16,916)         (717,412)       (158,057)
         Surrenders                                                     (1,121,206)     (255,371)       (8,248,015)     (1,293,347)
         Loans                                                                --            --                --              --
         Cost of insurance and administrative expense (note 3)             (41,963)       (9,765)          (70,995)        (31,033)
         Transfer gain (loss) and transfer fees (note 3)                   (32,231)       (5,584)           46,889         (37,859)
         Transfers (to) from the Guarantee Account (note 1)              4,265,018        91,851         4,594,086         668,157
      Interfund transfers                                               11,334,061    (2,089,033)      (32,526,248)       (600,341)
------------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions            30,919,613    (1,687,147)       24,243,585       1,239,428
------------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                                      43,546,887    (1,644,162)       26,229,129       4,585,769

 Net assets at beginning of year                                        55,868,451    13,129,970        90,187,173      33,594,461
------------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                            $ 99,415,338    11,485,808       116,416,302      38,180,230
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                   GE Investments Funds, Inc.
                                                                ----------------------------------------------------------------
                                                                International        Real Estate      Global           Value
                                                                       Equity         Securities      Income          Equity
                                                                         Fund               Fund        Fund            Fund
                                                                ----------------------------------------------------------------
                                                                     Six Months      Six Months    Period from       Period from
                                                                  Ended 6/30/97   Ended 6/30/97    5/1-6/30/97       5/1-6/30/97
--------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income                                             (45,683)      (107,019)           (48)             (840)
      Net realized gain (loss)                                          258,923      1,452,067             30            15,442
      Unrealized appreciation (depreciation) on investments           2,985,743      1,203,706         95,180           453,493
-------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                    3,198,983      2,548,754         95,162           468,095
-------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                      736,409      5,722,470         13,012           301,005
      Loan interest                                                        --             --             --                --
      Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                    (447)        (2,483)          --                --
         Surrenders                                                    (165,940)      (190,871)          --              (1,050)
         Loans                                                             --             --             --                --
         Cost of insurance and administrative expense (note 3)           (4,747)        (8,298)            (2)              (87)
         Transfer gain (loss) and transfer fees (note 3)                 33,463        123,832      5,000,026         3,000,315
         Transfers (to) from the Guarantee Account (note 1)             441,426      1,206,942         27,029            79,744
      Interfund transfers                                             1,908,756      3,711,267         27,313           413,307
-------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions          2,948,920     10,562,859      5,067,378         3,793,234
-------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                                    6,147,903     13,111,613      5,162,540         4,261,329

 Net assets at beginning of year                                     17,901,144     25,711,347           --                --
-------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                           24,049,047     38,822,960      5,162,540         4,261,329
-------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------------------------------------------------------------------
                                                                               Oppenheimer Variable Account Funds
                                                                -------------------------------------------------------------
                                                                                                                Capital
                                                                            Money                Bond      Appreciation
                                                                             Fund                Fund              Fund
                                                                -------------------------------------------------------------
                                                                       Six Months          Six Months        Six Months
                                                                    Ended 6/30/97       Ended 6/30/97     Ended 6/30/97
-----------------------------------------------------------------------------------------------------------------------------

 Increase in net assets
 From operations:
      Net investment income                                           $     49,641           948,765         7,179,131
      Net realized gain                                                       --              37,697         2,019,150
      Unrealized appreciation (depreciation) on investments                   --            (247,016)        1,654,178
-----------------------------------------------------------------------------------------------------------------------------

 Increase in net assets from operations                                     49,641           739,446        10,852,459
-----------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                             440         1,942,110        15,947,984
      Loan interest                                                           --                --                --
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                   --            (167,786)         (170,792)
             Surrenders                                                    (69,773)       (1,043,548)       (3,372,156)
             Loans                                                            --                --                --
             Cost of insurance and administrative expense (note 3)          (2,921)          (26,733)         (135,030)
             Transfer gain (loss) and transfer fees (note 3)                (5,301)           (4,017)          (75,229)
             Transfers (to) from the Guarantee Account (note 1)               --             903,811         5,977,188
      Interfund transfers                                                 (352,658)         (246,670)         (339,422)
-----------------------------------------------------------------------------------------------------------------------------

 Increase in net assets from capital transactions                         (430,213)        1,357,167        17,832,543
-----------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                   (380,572)        2,096,613        28,685,002

 Net assets at beginning of period                                       2,750,676        31,638,941       158,844,181
-----------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                                          $  2,370,104        33,735,554       187,529,183
-----------------------------------------------------------------------------------------------------------------------------


                                                                              Oppenheimer Variable Account Funds
                                                                ------------------------------------------------------------
                                                                                                  High          Multiple
                                                                               Growth           Income        Strategies
                                                                                 Fund             Fund              Fund
                                                                -----------------------------------------------------------
                                                                           Six Months       Six Months        Six Months
                                                                        Ended 6/30/97    Ended 6/30/97     Ended 6/30/97
---------------------------------------------------------------------------------------------------------------------------
 Increase in net assets
 From operations:
      Net investment income                                                4,374,256         3,869,231         2,841,629
      Net realized gain                                                    1,866,878           542,257           578,285
      Unrealized appreciation (depreciation) on investments                5,021,556          (404,527)        1,435,986
------------------------------------------------------------------------------------------------------------------------

 Increase in net assets from operations                                   11,262,690         4,006,961         4,855,900
------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                        16,608,358        13,043,158         4,696,930
      Loan interest                                                             --                --                --
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                 (140,722)         (376,406)         (194,117)
             Surrenders                                                   (2,682,330)       (2,748,106)       (1,917,552)
             Loans                                                              --                --                --
             Cost of insurance and administrative expense (note 3)           (60,838)          (65,519)          (59,341)
             Transfer gain (loss) and transfer fees (note 3)                 (38,067)          (15,263)          (30,115)
             Transfers (to) from the Guarantee Account (note 1)            4,271,965         3,995,801         1,409,275
      Interfund transfers                                                  5,292,509           190,717           (57,209)
------------------------------------------------------------------------------------------------------------------------

 Increase in net assets from capital transactions                         23,250,875        14,024,382         3,847,871
------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                   34,513,565        18,031,343         8,703,771

 Net assets at beginning of period                                        67,859,369        85,762,637        54,118,912
------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                                             102,372,934       103,793,980        62,822,683
------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

 Statement of Changes in Net Assets, Continued


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Variable Insurance Products Fund
                                                      ------------------------------------------------------------------------------
                                                                  Money            High        Equity
                                                                 Market          Income        Income        Growth       Overseas
                                                              Portfolio       Portfolio     Portfolio     Portfolio      Portfolio
                                                      ------------------------------------------------------------------------------
                                                             Six Months      Six Months    Six Months    Six Months      Six Months
                                                           Ended 6/30/97   Ended 6/30/97 Ended 6/30/97  Ended 6/30/97  Ended 6/30/97
------------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                       $    412,855     1,784,277    39,623,565     7,604,172     8,627,652
      Net realized gain (loss)                                      --         227,338     6,549,906     6,082,723     2,650,352
      Unrealized appreciation (depreciation)
        on investments                                              --        (378,329)   21,218,206    19,054,444     5,462,412
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations               412,855     1,633,286    67,391,677    32,741,339    16,740,416
--------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                               (28,722)        6,375    43,717,504    11,440,376     2,881,608
      Loan interest                                                 --            --            --            --            --
      Transfers (to) from the general account of
        Life of Virginia:
             Death benefits                                      (54,722)      (24,600)   (1,600,460)     (528,782)     (264,692)
             Surrenders                                         (730,047)   (1,246,844)   (9,773,872)   (6,232,148)   (2,356,661)
             Loans                                                  --            --            --            --            --
             Cost of insurance and administrative
               expense (note 3)                                  (21,932)      (24,254)     (353,500)     (240,701)     (110,545)
             Transfer gain (loss) and transfer fees
               (note 3)                                           (6,849)       (9,109)     (293,446)     (143,229)      (96,611)
             Transfers (to) from the Guarantee Account            (5,495)       (7,084)   12,712,914     4,442,302     1,631,950
      Interfund transfers                                     (2,968,314)   (1,294,620)      200,082   (11,722,599)   (5,607,373)
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from
   capital transactions                                       (3,816,081)   (2,600,136)   44,609,222    (2,984,781)   (3,922,324)
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                            (3,403,226)     (966,850)  112,000,899    29,756,558    12,818,092

 Net assets at beginning of year                              21,983,648    24,801,101   405,298,602   251,545,367   107,335,253
--------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                  $ 18,580,422    23,834,251   517,299,501   281,301,925   120,153,345
--------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Variable Insurance                  Variable Insurance
                                                                          Products Fund II                   Product Fund III
                                                                --------------------------------------  ----------------------------
                                                                         Asset                             Growth &          Growth
                                                                       Manager       Contrafund              Income   Opportunities
                                                                     Portfolio        Portfolio           Portfolio       Portfolio
                                                                -------------------------------------------------------------------
                                                                     Six Months       Six Months       Period from     Period from
                                                                   Ended 6/30/97    Ended 6/30/97      5/30-6/30/97    5/30-6/30/97
-----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income                                        $  50,299,646       3,592,593          (2,107)         (3,085)
      Net realized gain (loss)                                         3,390,487       3,581,126          12,071           6,700
      Unrealized appreciation (depreciation) on investments           (8,707,492)     10,619,859          57,018          81,888
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                    44,982,641      17,793,578          66,982          85,503
-----------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                     7,212,947      21,861,838         905,777         697,640
      Loan interest                                                         --              --              --              --
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                           (1,175,075)       (309,626)           --              --
             Surrenders                                              (11,890,573)     (2,952,678)         (4,628)         (2,787)
             Loans                                                          --              --              --              --
             Cost of insurance and administrative expense (note 3)      (591,629)       (107,653)           (337)           (354)
             Transfer gain (loss) and transfer fees (note 3)          (2,872,453)        (60,254)            732           2,247
             Transfers (to) from the Guarantee Account                 1,646,827       8,348,983         152,641         231,801
      Interfund transfers                                            (10,715,927)      3,701,346       1,102,328       2,006,996
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions         (18,385,883)     30,481,956       2,156,513       2,935,543
-----------------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                               26,596,758      48,275,534       2,223,495       3,021,046

 Net assets at beginning of year                                     435,838,169     142,866,693            --              --
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                         $ 462,434,927     191,142,227       2,223,495       3,021,046
-----------------------------------------------------------------------------------------------------------------------------------

                                                                ------------------------------------------------------
                                                                                Advisers Management Trust
                                                                ------------------------------------------------------

                                                                        Balanced               Bond            Growth
                                                                       Portfolio          Portfolio         Portfolio
                                                                ------------------------------------------------------
                                                                     Six Months         Six Months          Six Months
                                                                   Ended 6/30/97      Ended 6/30/97       Ended 6/30/97
-------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income                                           1,817,519            494,662            837,557
      Net realized gain (loss)                                          327,472            (39,725)            78,834
      Unrealized appreciation (depreciation) on investments             977,202           (244,337)           776,817
---------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                    3,122,193            210,600          1,693,208
---------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                          455              1,199               --
      Loan interest                                                        --                 --                 --
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                             (46,517)           (27,845)           (18,084)
             Surrenders                                              (1,476,882)          (289,537)          (107,995)
             Loans                                                         --                 --                 --
             Cost of insurance and administrative expense (note 3)      (38,810)            (8,840)           (11,371)
             Transfer gain (loss) and transfer fees (note 3)            (18,523)            (5,135)            (4,043)
             Transfers (to) from the Guarantee Account                  (78,289)           (69,030)              --
      Interfund transfers                                            (1,579,034)        (1,148,003)          (425,011)
---------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions         (3,237,600)        (1,547,191)          (566,504)
---------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                (115,407)        (1,336,591)         1,126,704

 Net assets at beginning of year                                     30,762,464          9,722,037         10,502,096
---------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                           30,647,057          8,385,446         11,628,800
---------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------------------------------------------------------------------
                                                                               Federated Investors Insurance Series
                                                                -------------------------------------------------------------
                                                                         American                High
                                                                          Leaders         Income Bond            Utility
                                                                          Fund II             Fund II            Fund II
                                                                -------------------------------------------------------------
                                                                       Six Months          Six Months         Six Months
                                                                    Ended 6/30/97       Ended 6/30/97      Ended 6/30/97
-----------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                                 $    170,634           659,286           750,637
      Net realized gain (loss)                                              88,581           310,804           379,715
      Unrealized appreciation (depreciation) on investments              1,195,484            19,058           709,492
-----------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                       1,454,699           989,148         1,839,844
-----------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                       5,861,401         4,921,067         1,856,864
      Loan interest                                                           --                --                --
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                   --             (79,097)          (23,728)
             Surrenders                                                    (67,691)         (314,065)         (712,194)
             Loans                                                            --                --                --
             Cost of insurance and administrative expense (note 3)          (2,624)           (7,144)          (15,640)
             Transfer gain (loss) and transfer fees (note 3)                 2,165           (22,878)           (4,055)
             Transfers (to) from the Guarantee Account                     805,817           805,836           519,663
      Interfund transfers                                                3,652,215          (732,187)       (1,495,621)
-----------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions            10,251,283         4,571,532           125,289
-----------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                                      11,705,982         5,560,680         1,965,133

 Net assets at beginning of year                                         3,775,018        13,670,082        22,508,710
-----------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                            $ 15,481,000        19,230,762        24,473,843
-----------------------------------------------------------------------------------------------------------------------------



                                                                 ------------------------------------------------------------------
                                                                        Alger American Fund            PBHG Insurance Series Fund
                                                                 ------------------------------------------------------------------
                                                                       Small                                 PBHG              PBHG
                                                                         Cap            Growth          Large Cap         Growth II
                                                                   Portfolio         Portfolio          Portfolio         Portfolio
                                                                 ------------------------------------------------------------------
                                                                    Six Months       Six Months         Period from      Period from
                                                                  Ended 6/30/97     Ended 6/30/97       5/1-6/30/97      5/1-6/30/97
------------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                               1,717,639           189,392              (447)           (1,213)
      Net realized gain (loss)                                       (554,211)        1,062,209               347             1,607
      Unrealized appreciation (depreciation) on investments          (822,865)        6,263,687            12,778            31,464
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                    340,563         7,515,288            12,678            31,858
-----------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                  5,724,449         6,717,530           198,274           376,814
      Loan interest                                                      --                --                --                --
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                          (183,997)         (179,091)             --                --
             Surrenders                                              (892,373)       (1,014,244)             (295)             (327)
             Loans                                                       --                --                --                --
             Cost of insurance and administrative expense (note 3)    (31,840)          (32,275)              (20)              (64)
             Transfer gain (loss) and transfer fees (note 3)           24,779           (21,384)              199               139
             Transfers (to) from the Guarantee Account              4,174,880         2,331,815            55,012            37,319
      Interfund transfers                                            (519,516)         (704,357)          257,511           838,659
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions        8,296,382         7,097,994           510,681         1,252,540
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                                  8,636,945        14,613,282           523,359         1,284,398

 Net assets at beginning of year                                   47,302,352        44,720,393              --                --
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                         55,939,297        59,333,675           523,359         1,284,398
-----------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus Aspen Series
                                                                -------------------------------------------------------------------
                                                                       Aggressive                         Worldwide
                                                                           Growth          Growth            Growth       Balanced
                                                                        Portfolio       Portfolio         Portfolio      Portfolio
                                                                -------------------------------------------------------------------
                                                                       Six Months      Six Months        Six Months    Six Months
                                                                     Ended 6/30/97   Ended 6/30/97     Ended 6/30/97  Ended 6/30/97
-----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                                 $   (534,353)    4,121,376         2,275,221        557,941
      Net realized gain (loss)                                           1,245,821     3,930,706         4,597,923        269,927
      Unrealized appreciation (depreciation) on investments              1,548,572    12,648,628        32,651,265      1,897,060
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                       2,260,040    20,700,710        39,524,409      2,724,928
-----------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                       7,578,351    18,455,872        43,785,655      7,863,486
      Loan interest                                                           --            --                --             --
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                               (241,369)   (1,332,618)         (284,341)       (18,136)
             Surrenders                                                 (1,407,553)   (3,451,139)       (4,192,909)      (463,416)
             Loans                                                            --            --                --             --
             Cost of insurance and administrative expense (note 3)         (58,633)     (128,629)         (151,791)       (13,643)
             Transfer gain (loss) and transfer fees (note 3)               (34,235)     (156,226)         (161,358)          (708)
             Transfers (to) from the Guarantee Account                   2,140,651     6,764,675        11,249,046      1,736,364
      Interfund transfers                                               (3,037,907)    3,243,582        23,480,768      3,159,415
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions             4,939,305    23,395,517        73,725,070     12,263,362
-----------------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                  7,199,345    44,096,227       113,249,479     14,988,290

 Net assets at beginning of period                                      83,963,537   151,696,572       177,410,698     16,459,714
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                                          $ 91,162,882   195,792,799       290,660,177     31,448,004
-----------------------------------------------------------------------------------------------------------------------------------


                                                                        ------------------------------------------------
                                                                                         Janus Aspen Series
                                                                        ------------------------------------------------
                                                                            Flexible      International          Capital
                                                                              Income             Growth     Appreciation
                                                                           Portfolio          Portfolio        Portfolio
                                                                        ------------------------------------------------
                                                                         Six Months         Six Months       Period from
                                                                        Ended 6/30/97      Ended 6/30/97     5/2-6/30/97
------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                                      289,240           112,558              (750)
      Net realized gain (loss)                                              34,643           850,200            10,347
      Unrealized appreciation (depreciation) on investments                (66,524)        3,654,626            15,228
----------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                         257,359         4,617,384            24,825
----------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                       1,691,706         9,521,971            25,428
      Loan interest                                                           --                --                --
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                (40,785)         (100,302)             --
             Surrenders                                                   (245,353)         (323,193)           (4,012)
             Loans                                                            --                --                --
             Cost of insurance and administrative expense (note 3)          (3,858)          (13,324)             (160)
             Transfer gain (loss) and transfer fees (note 3)                  (255)          (16,476)           (2,628)
             Transfers (to) from the Guarantee Account                     609,221         2,327,862            17,534
      Interfund transfers                                                1,462,773        11,826,056           352,385
----------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions             3,473,449        23,222,594           388,547
----------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                  3,730,808        27,839,978           413,372

 Net assets at beginning of period                                       5,008,319        13,512,178              --
----------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                                             8,739,127        41,352,156           413,372
----------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1997

------------------------------------------------------------------------------



(1)  DESCRIPTION OF ENTITY

     Life of Virginia Separate Account 4 (the Account) is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Life Insurance Group, Inc. General Electric Capital Assurance Corporation and GE Life Insurance Group, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company.

     In May 1997, seven new investment subdivisions were added to the Account, for both Type I and II policies. The Growth & Income Portfolio and Growth Opportunities Portfolio each invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invests solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invests solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

     Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.



(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     UNIT CLASSES

     There are two unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994.

     INVESTMENTS

     Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

     The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1997 was:


                                                 Cost of        Proceeds
                                                 Shares           from
Fund/Portfolio                                  Acquired      Shares Sold
---------------------------------------------------------------------------

GE Investment Funds, Inc.:
             S&P 500 Index                    $ 69,015,338    $ 15,266,124
             Government Securities               3,417,134       3,894,309
             Money Market                      345,144,014     229,240,220
             Total Return                       16,999,079       6,702,594
             International Equity                9,913,910       6,006,666
             Real Estate Securities             20,851,807       9,060,104
             Global Income                       5,074,354           7,027
             Value Equity                        3,916,879         150,508

Oppenheimer Variable Account Funds:
             Money                                 123,353         480,756
             Bond                                6,651,286       4,421,036
             Capital Appreciation               53,465,697      28,273,008
             Growth                             41,277,072      13,691,734
             High Income                        39,929,171      17,605,006
             Multiple Strategies                12,064,726       5,374,754

Variable Insurance Products Fund:
             Money Market                          897,530       4,259,267
             High Income                         1,996,643       2,867,752
             Equity-Income                     133,573,350      49,923,574
             Growth                             40,807,022      35,931,203
             Overseas                           31,761,857      26,987,593

Variable Insurance Products Fund II:
             Asset Manager                      68,521,940      36,181,211
             Contrafund                         62,144,321      28,037,404

Variable Insurance Products Fund III:
             Growth & Income                     2,709,185         608,402
             Growth Opportunties                 3,085,152         273,318

Advisers Management Trust:
             Bond                                  575,565       1,641,371
             Growth                                933,640         671,449
             Balanced                            2,091,718       3,547,808

Janus Aspen Series:
             Balanced                           16,227,810       3,450,764
             Aggressive Growth                  33,372,123      28,891,026
             Growth                             49,475,957      21,888,906
             Worldwide                         100,697,574      25,122,524
             Flexible Income                     5,196,710       1,448,799
             International Growth               34,057,170      10,543,121
             Capital Appreciation                1,418,347       1,027,717

Federated Insurance Series:
             American Leaders Fund II           11,909,323       1,441,606
             High Income Bond Fund II           15,823,295      10,733,168
             Utility Fund II                     5,212,107       4,402,049

The Alger American Fund
             Small Cap                          21,589,330      11,533,487
             Growth                             21,444,043      14,216,396

PBHG Insurance Series Fund, Inc.
             PBHG Large Cap Growth                 510,817          19,559
             PBHG Growth II                      1,318,139         111,348

     Federal Income Taxes

     The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the
     Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

     Use of Estimates

     Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and asumptions that affect amounts reported therein. Actual results could differ from those estimates.

(3)  Related Party Transactions

     Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender.
     For Tyep I policies, during the first ten years following a premium payment, a .20% charge is deducted monthly from the policy Account values to reimburse Life of Virginia for certain distribution expenses.
     In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment (seven years for certain Type II policies) to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered, depending on the time between premium payment and surrender.

     Life of Virginia will deduct a charge of $30 per year and $25 plus .15% per year from the policy account values for certain administrative expenses incurred for policy. Type I and Type II, respectively. For Type II policies, the $25 charge may be waived if the account value is greater than $75,000. In addition, Life of Virginia charges the Account 1.15% and 1.25% on policy Type I and Type II, respectively, for the mortality and expense risk that Life of Virginia assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

     Gains or losses resulting from the processing time between the crediting of an initial premium and the investment of that premium are charged to Life of Virginia. In addition, any such gain or loss resulting from the processing time between a request for policy surrender and the sale of the underlying shares is also charged to Life of Virginia.

     GE Investment Funds, Inc. (the Fund) is an open-end diversified management investment company whose shares are sold to Life of Virginia's
     Separate Accounts.

     Forth Financial Securities Corporation (FFSC), an affiliate of Life of Virginia, acts as principal underwriter (as defined in The Investment Company Act of 1940) of the Account's policies pursuant to an agreement with Life of Virginia.

     GE Investment Management Incorporated currently serves as investment adviser to GE Investment Funds, Inc. (formerly Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund.

     Certain officers and directors of Life of Virginia are also officers and directors of FFSC and the Fund.